Commitments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	CAD 352.4	CAD 403.3
Transportation commitments	107.7	115.7
Total contractual commitments	460.1	519.0
Sublease income	50.6	48.3
1 year
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	30.2	33.2
Transportation commitments	17.8	15.4
Total contractual commitments	48.0	48.6
2 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	53.1	58.3
Transportation commitments	29.6	27.2
Total contractual commitments	82.7	85.5
4 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	52.1	60.3
Transportation commitments	22.9	24.2
Total contractual commitments	75.0	84.5
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases (building and vehicle leases)	217.0	251.5
Transportation commitments	37.4	48.9
Total contractual commitments	CAD 254.4	CAD 300.4